Business Combinations - Revenue and Net Loss (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Revenues	$ 263,772	$ 241,747	$ 245,110	$ 246,508	$ 242,103	$ 160,945	$ 114,668	$ 116,469	$ 997,137	$ 634,185	$ 454,851
Net income (loss)	$ 28,537	$ 16,692	$ 24,409	$ 11,500	$ 22,455	$ (52,781)	$ 5,188	$ 9,467	$ 81,138	(15,671)	$ 20,612
Capella Education Company
Business Acquisition [Line Items]
Revenues										160,400
Net income (loss)										$ (39,600)